Financial instruments - Categories (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Not assigned to a category
Financial instruments
Carrying amount of net financial instruments	€ 261,484	€ (194,176)
Loans and receivables
Financial instruments
Carrying amount of financial assets	3,573,597	3,835,800
Financial assets at fair value through profit or loss
Financial instruments
Carrying amount of financial assets	113,713	132,406
Available for sale financial assets
Financial instruments
Carrying amount of financial assets	19,493	256,437
Financial liabilities recognized at amortized cost
Financial instruments
Carrying amount of financial liabilities	(9,594,293)	(10,449,169)
Financial liabilities at fair value through profit or loss
Financial instruments
Carrying amount of financial liabilities	€ (317,745)	€ (339,701)